Subsequent Events: (Details Textual) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended		2 Months Ended	3 Months Ended	0 Months Ended		1 Months Ended	0 Months Ended
	Jun. 30, 2014	Jan. 23, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Sep. 30, 2015	Feb. 04, 2015	Feb. 04, 2015	Nov. 01, 2014	Oct. 09, 2014	Oct. 31, 2014	Feb. 09, 2015
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	50,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price			$ 1.54		$ 1.71
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		25.00%
Annual Salary Providing Under Agreement	$ 180,000
Targeted Bonus Percentage Of Base Salary	25.00%
Conversion of Stock, Shares Issued			304,515	0
Sale of Stock, Price Per Share			$ 5.00		$ 5.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term					9 years 7 months 20 days
Subsequent Event [Member]
Subsequent Event [Line Items]
Contractual Obligation					465,000
Repayments Of Obligation Debt					358,470
Contractual Obligation, Future Minimum Payments Due, Remainder of Fiscal Year					106,530
Fees and Commissions, Other						2,400,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted					149,000
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted					149,000
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Warrants To Purchase Common Stock							725,581
Subsequent Event [Member] | Private Placement [Member] | Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted								2,291,806
Conversion of Stock, Shares Issued								2,291,806
Subsequent Event [Member] | Employment Agreement [Member]
Subsequent Event [Line Items]
Annual Salary Providing Under Agreement									325,000
Annual Bonus Providing Under Agreement									102,083
Targeted Bonus Percentage Of Base Salary									50.00%
Monthly Bonus Providing Under Agreement									8,507
Subsequent Event [Member] | Separation Agreement [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period											31,250
Reimbursement Of Business Expenses										2,684
Payment Of Lump Sum Amount										233,000
Reimbursement Of Medical Insurance										2,974
Reimbursement Of Attorneys Fees										17,000
Accrued Unused Vacation										25,478
Non-Qualified Stock Options [Member] | Subsequent Event [Member] | Employment Agreement [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period									250,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price									$ 0.71
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage									20.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period									5 years
NBIs Vice President - Regulatory Affairs [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period					75,000
Targeted Bonus Percentage Of Base Salary					20.00%
Officers' Compensation					195,000
Sale of Stock, Price Per Share					$ 1.76
Share Based Compensation Arrangement By Share Based Payment Award Options Vested Percentage					20.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term					10 years
Share Based Compensation Arrangement By Share Based Payment Award Options Vested Period					5 years
NBIs Vice President - Commercial Operation [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period					100,000
Targeted Bonus Percentage Of Base Salary					35.00%
Officers' Compensation					210,000
Sale of Stock, Price Per Share					$ 1.76
Share Based Compensation Arrangement By Share Based Payment Award Options Vested Percentage					20.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term					10 years
Share Based Compensation Arrangement By Share Based Payment Award Options Vested Period					5 years
NBIs Vice President - Chief Medical Officer [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period					125,000
Targeted Bonus Percentage Of Base Salary					35.00%
Officers' Compensation					210,000
Sale of Stock, Price Per Share					$ 1.76
Share Based Compensation Arrangement By Share Based Payment Award Options Vested Percentage					25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term					10 years
Share Based Compensation Arrangement By Share Based Payment Award Options Vested Period					4 years
Placement Agent [Member] | Subsequent Event [Member] | Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Warrants To Purchase Common Stock												1,325,000
BRNI [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Fees and Commissions, Other						600,000
Proceeds From Service Fee Reimbursement			150,000
BRNI [Member] | Subsequent Event [Member] | Consulting Services [Member]
Subsequent Event [Line Items]
Fees and Commissions, Other						20,000
BRNI [Member] | Monthly Fee [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Fees and Commissions, Other						$ 200,000